SUBSEQUENT EVENTS - Loans, promissory note and Settlement of Delivery Circle (Details)																				3 Months Ended		12 Months Ended
	Apr. 02, 2027 USD ($)	Mar. 30, 2027	Jul. 13, 2026	Jun. 12, 2026	May 19, 2026	May 13, 2026 USD ($)	May 05, 2026 USD ($) shares	Apr. 29, 2026 USD ($) D	Apr. 28, 2026 USD ($) D $ / shares	Apr. 23, 2026 USD ($)	Apr. 21, 2026 USD ($) shares	Apr. 20, 2026 USD ($) D installment	Apr. 19, 2026 USD ($)	Apr. 14, 2026 USD ($) item	Apr. 08, 2026 USD ($)	Apr. 02, 2026 USD ($) item D installment shares	Mar. 30, 2026 USD ($)	Dec. 08, 2025 USD ($) shares	Sep. 19, 2024	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares shares	Apr. 03, 2026 USD ($)
SUBSEQUENT EVENTS
Term																			1 year
Proceeds from convertible debt																				$ 1,611,000	$ 2,530,000
Debt instrument convertible conversion price | $ / shares																						$ 1
Minimum
SUBSEQUENT EVENTS
Term																				6 months
Maximum
SUBSEQUENT EVENTS
Term																				1 year
First Convertible Note
SUBSEQUENT EVENTS
Number of installments for periodic payments | installment																8
SEPA Convertible Note
SUBSEQUENT EVENTS
Conversion of debt to shares | shares																						119,307
Convertible note issued on December 8, 2025
SUBSEQUENT EVENTS
Convertible debt amount																		$ 1,084,384
Conversion of debt to shares | shares																		210,944
Subsequent events
SUBSEQUENT EVENTS
Proceeds from convertible debt																	$ 150,000
Gain on extinguishment										$ 167,162
Subsequent events | Bridge note
SUBSEQUENT EVENTS
Number Of Promissory Note | item														3
Principal amount														$ 600,000
Subsequent events | First Bridge Note
SUBSEQUENT EVENTS
Principal amount														$ 150,000
Interest rate (in percentage)														14.00%
Term			90 days											360 days
Facilitation fee, amount														$ 1,500
Facilitation fee, percent														1.00%
Subsequent events | Second Bridge Note
SUBSEQUENT EVENTS
Principal amount													$ 250,000
Interest rate (in percentage)													20.00%
Term					30 days								360 days
Facilitation fee, amount													$ 5,000
Facilitation fee, percent													2.00%
Subsequent events | Third Bridge Note
SUBSEQUENT EVENTS
Principal amount						$ 200,000
Interest rate (in percentage)						20.00%
Term				30 days		360 days
Facilitation fee, amount						$ 4,000
Facilitation fee, percent						2.00%
Subsequent events | Convertible promissory note
SUBSEQUENT EVENTS
Principal amount								$ 25,000	$ 500,000			$ 146,160				$ 350,000
Interest rate (in percentage)								15.00%	20.00%			12.00%		6.00%
Term								12 months	270 days
Interest rate on default						26.00%							26.00%	20.00%
Late payment fee, percent						2.00%							2.00%
Number of convertible debt financing | item																3
Separate convertible note unaffiliated | item																3
Gross proceeds from convertible debt																$ 335,000
Number of commitment shares issued | shares																155,262
Purchase price												$ 130,500				$ 135,000
Amount of non-cash expense for the original issuance discount												15,660
Payments for legal fees reimbursement												2,000				4,000
Payments for due diligence fees												3,500				5,000
Proceeds from convertible debt												120,000				$ 126,000
Aggregate repayment obligation								$ 28,750				163,699
Weighted average price, Percentage																65.00%
Outstanding debt percentage in default								150.00%
Conversion, threshold trading days | D								20	3
Payments for placement agent fees												5,000
One time interest amount												$ 17,539
Number of installments for repayment | installment												5
Final installment, amount												$ 32,222
Grace period												5 days
Debt default conversion price, percentage of lowest trading price												65.00%
Debt default conversion price, threshold trading days | D												10
Beneficial ownership limitation, percentage								4.99%				4.99%
Conversion price determination, percentage of lowest VWAP									90.00%
Conversion price, percentage of lowest trading price								65.00%
Subsequent events | Convertible promissory note | Minimum
SUBSEQUENT EVENTS
Continuing default, outstanding balance payable, percentage												150.00%
Subsequent events | Convertible promissory note | Maximum
SUBSEQUENT EVENTS
Continuing default, outstanding balance payable, percentage												200.00%
Debt instrument convertible conversion price | $ / shares									$ 5.12
Unpaid principal on maturity, interest rate								25.00%
Subsequent events | First Convertible Note
SUBSEQUENT EVENTS
Principal amount																$ 150,000							$ 18,000
Interest rate (in percentage)																12.00%
Number of commitment shares issued | shares																50,000
Amount of non-cash expense for the original issuance discount																$ 15,000
Aggregate repayment obligation																168,000
Periodic payments																$ 18,750
Debt instrument, repayment																120 days
Debt instrument, interval		30 days
Beneficial ownership limitation																4.99%
Base charge rate																150.00%
Subsequent events | Second Convertible Note
SUBSEQUENT EVENTS
Principal amount																$ 50,000
Interest rate (in percentage)	15.00%															25.00%
Number of commitment shares issued | shares																26,315
Purchase price																$ 50,000
Aggregate repayment obligation	$ 57,500
Weighted average price, Percentage																65.00%
Beneficial ownership limitation																4.99%
Number of trading days | D																20
Outstanding debt percentage in default																150.00%
Subsequent events | Third Convertible Note
SUBSEQUENT EVENTS
Principal amount																$ 150,000
Interest rate (in percentage)	15.00%															25.00%
Number of commitment shares issued | shares																78,947
Purchase price																$ 150,000
Aggregate repayment obligation	$ 172,500
Weighted average price, Percentage																65.00%
Beneficial ownership limitation																4.99%
Outstanding debt percentage in default																150.00%
Conversion, threshold trading days | D																20
Subsequent events | SEPA Convertible Note
SUBSEQUENT EVENTS
Original debt, principal							$ 201,135.29				$ 190,000
Original debt, accrued interest							2,169.06				5,126.3
Convertible debt amount							$ 203,304.35				$ 195,126.3
Conversion of debt to shares | shares							37,931				34,620
Debt default, amount							$ 600,000				$ 801,135
Subsequent events | PO financing | Keen Labs Operations, Inc
SUBSEQUENT EVENTS
Base charge rate															1.625%
Advance received															$ 134,000
Base charge rate, threshold period post invoice															15 days